CONCENTRATIONS OF RISK (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Purchases	$ 12,371,736	$ 13,334,423	$ 23,788,878
Percentage of purchases	76.00%	67.00%	92.00%
Vendor A [Member]
Concentration Risk [Line Items]
Purchases	4,543,035	5,073,101	11,757,680
Percentage of purchases	28.00%	26.00%	48.00%
Vendor B [Member]
Concentration Risk [Line Items]
Purchases	4,134,982	5,055,048	6,463,616
Percentage of purchases	25.00%	25.00%	24.00%
Vendor C [Member]
Concentration Risk [Line Items]
Purchases	$ 3,693,719	$ 3,206,274	$ 5,567,582
Percentage of purchases	23.00%	16.00%	20.00%